Accounts Receivable, Net (Details) - Schedule of Allowance for Credit Losses - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Allowance for Credit Losses [Abstract]
Balance at December 31,	$ 160,855	$ 164,122	$ 164,122
Adoption of ASC 326		1,787,386
Provision for credit losses	7,925	73,805	(1,084)	$ 1,087	$ 124,881
Foreign exchange difference	(3,835)	(140,569)
Balance at June 30 (Unaudited)	$ 164,945	$ 1,884,744	$ 160,855	$ 164,122